Schedule of Effective Tax Rate (Details)	3 Months Ended		9 Months Ended		10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Tax benefit at federal statutory rate	21.00%	21.00%	21.00%	21.00%
Effective income tax rate	0.00%
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Tax benefit at federal statutory rate					21.00%
Warrants – fair market value change					(37.20%)
Warrants – formation costs					4.40%
Change in valuation allowance					11.80%
Effective income tax rate					0.00%